Cash and Investments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Cash And Cash Equivalents1 [Line Items]
Restricted cash and cash equivalents	$ 789.6	$ 691.5
Restricted cash and cash equivalents, including assets HFS	$ 789.6	749.7
Non-current assets held for sale
Schedule Of Cash And Cash Equivalents1 [Line Items]
Restricted cash and cash equivalents, including assets HFS		$ 58.2